Note 30 - Subsequent Event (Details Textual) - USD ($)		12 Months Ended
	Jul. 02, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Contract liabilities at end of period		$ 4,978,000	$ 1,544,000	$ 305,000
Profit (loss) from operating activities		(5,410,000)	(7,595,000)	$ 17,306,000
VivoRex LLC [member] | Solar development operating segment [member]
Statement Line Items [Line Items]
Profit (loss) from operating activities		$ (1,959,000)	$ (645,000)
Disposal of major subsidiary [member] | VivoRex LLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Consideration paid (received)	$ (1)
Gains (losses) on disposal of contract obligations	2,276,000
Contract liabilities at end of period	2,047,000
Other liabilities	302,000
Cash and other current assets	$ 73,000